SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 99.1%
	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2023 - 7/1/2024	$ 65,000	$ 72,315
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan and Joint Water and Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,277,140
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan and Joint Water and Sewer System Improvements), 5.00% due 7/1/2031 - 7/1/2032	1,500,000	1,760,005
	Albuquerque Municipal School District No. 12 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding) GO,
	5.00% due 8/1/2034	1,260,000	1,592,993
	Series 2017, 5.00% due 8/1/2031	1,000,000	1,211,560
	Series A, 4.00% due 8/1/2029	1,300,000	1,398,267
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	Series A,
	4.00% due 8/1/2030 - 8/1/2031	650,000	796,681
	5.00% due 8/1/2027 - 8/1/2029	1,100,000	1,407,264
	Bernalillo Municipal School District No. 1 (State Aid Withholding) GO,
	3.00% due 8/1/2022	200,000	205,442
	4.00% due 8/1/2021 - 8/1/2026	470,000	505,110
	Carlsbad Municipal School District (State Aid Withholding) GO, 5.00% due 8/1/2027	1,000,000	1,251,530
	Central New Mexico Community College (Campus Buildings Acquisition & Improvements) GO,
	4.00% due 8/15/2023	1,920,000	1,928,813
	Series A, 5.00% due 8/15/2021 - 8/15/2022	2,535,000	2,602,393
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	1,059,965
	City of Albuquerque (City Infrastructure Improvements) GRT,
	Series A,
	4.00% due 7/1/2035	2,070,000	2,518,962
	5.00% due 7/1/2025 - 7/1/2034	2,500,000	2,923,219
	City of Albuquerque (I-25/Paseo del Norte Interchange) GRT, 5.00% due 7/1/2025 - 7/1/2027 (pre-refunded 7/1/2023)	1,095,000	1,199,923
	City of Albuquerque GO,
	Series A,
	4.00% due 7/1/2021	855,000	855,086
	5.00% due 7/1/2022	600,000	628,926
	City of Albuquerque GRT, Series A, 4.00% due 7/1/2037 (pre-refunded 7/1/2023)	120,000	129,107
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030 - 7/1/2038	1,510,000	1,986,803
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 1.10% due 6/1/2040 (put 6/1/2023)	3,500,000	3,534,545
	City of Las Cruces (Joint Utility System), Series A, 4.00% due 6/1/2022 - 6/1/2025	2,115,000	2,294,621
	City of Las Cruces GO, 5.00% due 8/1/2021	1,500,000	1,505,865
	City of Roswell (Joint Water and Sewer Improvement; Insured: BAM), 5.00% due 6/1/2026 - 6/1/2036	2,050,000	2,456,305
	City of Roswell GRT, 4.00% due 8/1/2029	260,000	308,311
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2027	3,275,000	3,339,386
	City of Santa Fe (Public Facilities) GRT,
	5.00% due 6/1/2028 - 6/1/2029	1,880,000	2,130,136
	Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	2,321,438
	County of Bernalillo (Government Services) GRT,
	5.25% due 4/1/2027	300,000	349,869
	Series B, 5.70% due 4/1/2027	3,000,000	3,558,150
	County of Bernalillo (Government Services; Insured: AMBAC) GRT, 5.25% due 10/1/2022 - 10/1/2025	8,295,000	9,406,062
	County of Bernalillo (Government Services; Insured: Natl-IBC) GRT, Series B, 5.70% due 4/1/2027	815,000	966,818
	County of Bernalillo GO, Series A, 4.00% due 8/15/2022	100,000	104,324
	County of San Juan (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,971,895
	County of Sandoval GO, 5.00% due 8/1/2025 - 8/1/2029	2,015,000	2,476,753
	County of Santa Fe (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2026 - 6/1/2027	940,000	1,095,596
	County of Santa Fe (County Correctional System; Insured: AGM), 6.00% due 2/1/2027	1,100,000	1,269,510
	County of Santa Fe GO, 5.00% due 7/1/2021 - 7/1/2024	950,000	1,065,673
	Guam Government Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2035 - 7/1/2037	2,200,000	2,592,700
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2026	2,000,000	2,113,480
	Las Cruces School District No. 2 (State Aid Withholding) GO,
	5.00% due 8/1/2025 - 8/1/2028	3,800,000	4,657,786
	Series C, 5.00% due 8/1/2024	425,000	484,623
	New Mexico Educational Assistance Foundation (Student Loans), Series A-1, 5.00% due 12/1/2022	3,000,000	3,011,520
	New Mexico Finance Authority,
	Series A, 5.00% due 6/15/2026	245,000	297,322
	Series B, 5.00% due 6/1/2032 - 6/1/2033	4,125,000	5,308,782
	Series D, 5.00% due 6/15/2029 - 6/1/2033	995,000	1,257,706
	New Mexico Finance Authority (New Mexico Finance Authority Public Project Revolving Fund), 5.00% due 6/15/2022	150,000	156,899
	New Mexico Finance Authority (State Highway Infrastructure), Series A, 5.00% due 6/15/2026 - 6/15/2027	2,415,000	2,742,581
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2024	2,000,000	2,277,740

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	New Mexico Finance Authority (The Public Project Revolving Fund Program),
	5.00% due 6/1/2038	$1,150,000	$ 1,470,838
	Series A, 5.00% due 6/15/2031	1,000,000	1,172,180
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group),
	5.00% due 7/1/2032	1,000,000	1,032,740
	Series A, 5.00% due 7/1/2032 - 7/1/2034	1,310,000	1,500,450
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	5.00% due 8/1/2031	1,750,000	2,140,402
	Series A, 5.00% due 8/1/2036 - 8/1/2038	2,955,000	3,763,687
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030 - 6/1/2031	1,215,000	1,568,374
	New Mexico Housing Authority (El Paseo Apartments; Insured: AMBAC) AMT, Series A, 5.30% due 12/1/2022	10,000	10,033
	New Mexico Institute of Mining and Technology (Campus Buildings Acquisition & Improvements), 5.00% due 7/1/2023 - 7/1/2028	3,215,000	3,227,887
	New Mexico Institute of Mining and Technology (Campus Buildings Acquisition & Improvements; Insured: AGM), 4.00% due 12/1/2035 - 12/1/2040	2,595,000	3,097,803
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC),
	Series C, 2.85% due 7/1/2031	570,000	609,495
	Series F,
	2.60% due 7/1/2034	610,000	646,521
	2.85% due 7/1/2039	1,580,000	1,672,003
	3.50% due 7/1/2050	890,000	978,831
	New Mexico Mortgage Finance Authority (NIBP SFM Loan Program; Collateralized: GNMA, FNMA, FHLMC), Series I, 4.625% due 3/1/2028 (pre-refunded 9/1/2021)	405,000	407,993
	New Mexico Municipal Energy Acquisition Authority,
	Series A,
	4.00% due 5/1/2024	250,000	274,945
[a]	5.00% due 11/1/2039 (put 5/1/2025)	1,500,000	1,743,960
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	5,935,000	7,270,075
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements; Insured: BAM), Series A, 5.00% due 4/1/2030	1,440,000	1,797,509
	Regents of the University of New Mexico (Campus Buildings Acquisition & Improvements), Series A, 4.50% due 6/1/2034 - 6/1/2036	4,500,000	5,260,320
	Santa Fe Gasoline Tax GRT, 5.00% due 6/1/2024 - 6/1/2028	1,540,000	1,849,066
	Santa Fe Public School District GO,
	4.00% due 8/1/2024	250,000	277,305
	5.00% due 8/1/2021 - 8/1/2030	2,025,000	2,228,543
	State of New Mexico GO, 5.00% due 3/1/2029	2,000,000	2,607,960
	State of New Mexico Severance Tax Permanent Fund,
	5.00% due 7/1/2022 - 7/1/2028	665,000	803,253
	Series A, 5.00% due 7/1/2030	750,000	996,705
	Series B, 4.00% due 7/1/2021	755,000	755,076
	State of New Mexico Severance Tax Permanent Fund (Educational Facilities), Series A, 5.00% due 7/1/2025	2,040,000	2,402,447
	Town of Silver City (Public Facility Capital Projects) GRT,
	Series A,
	4.00% due 6/1/2029	1,000,000	1,002,750
	4.25% due 6/1/2032	1,050,000	1,053,098
	Village of Los Ranchos de Albuquerque (Albuquerque Academy),
	4.00% due 9/1/2040	825,000	954,707
	5.00% due 9/1/2029 - 9/1/2032	1,330,000	1,712,477
	Zuni Public School District (Teacher Housing Projects), 5.00% due 8/1/2028	1,600,000	1,676,352
	TOTAL LONG-TERM MUNICIPAL BONDS — 99.1% (Cost $143,933,918)		$152,333,685
	Total Investments — 99.1% (Cost $143,933,918)		$152,333,685
	Other Assets Less Liabilities — 0.9%		1,448,068
	Net Assets — 100.0%		$153,781,753

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2021 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
Natl-IBC	Insured by National Public Finance Gurantee Corp. and IBC Bank

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.